Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$66,839,871.24	0.7992332	$55,497,672.13	0.6636096	$11,342,199.11
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$135,219,871.24	0.1334833	$123,877,672.13	0.1222867	$11,342,199.11

Weighted Avg. Coupon (WAC)	3.11%		3.11%
Weighted Avg. Remaining Maturity (WARM)	20.60		19.84
Pool Receivables Balance	$154,515,950.35		$142,776,581.67
Remaining Number of Receivables	26,143		25,230

Adjusted Pool Balance	$150,529,857.79		$139,187,658.68

III. COLLECTIONS

Principal:
Principal Collections	$11,604,346.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$152,717.34
Total Principal Collections	$11,757,064.29

Interest:
Interest Collections	$391,363.79
Late Fees & Other Charges	$28,350.46
Interest on Repurchase Principal	$-
Total Interest Collections	$419,714.25

Collection Account Interest	$18,684.39
Reserve Account Interest	$4,402.23
Servicer Advances	$-

Total Collections	$12,199,865.16

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$12,199,865.16
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,199,865.16

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$128,763.29	$-	$128,763.29	128,763.29
Collection Account Interest					$18,684.39
Late Fees & Other Charges					$28,350.46
Total due to Servicer					$175,798.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$99,145.81		$99,145.81

Total Class A interest:		$99,145.81		$99,145.81	99,145.81

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$11,774,512.04

9. Regular Principal Distribution Amount:					11,342,199.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,342,199.11
Class A Notes Total:		$11,342,199.11		$11,342,199.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,342,199.11		$11,342,199.11

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					432,312.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,986,092.56
Beginning Period Amount	$3,986,092.56
Current Period Amortization	$397,169.57
Ending Period Required Amount	$3,588,922.99
Ending Period Amount	$3,588,922.99
Next Distribution Date Required Amount	$3,215,241.79

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	42
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	10.17%	11.00%	11.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.42%	24,832	97.90%	$139,777,880.03
30 - 60 Days	1.19%	299	1.62%	$2,311,966.53
61 - 90 Days	0.33%	83	0.42%	$606,623.38
91-120 Days	0.06%	16	0.06%	$80,111.73
121 + Days	0.00%	0	0.00%	$-
Total		25,230		$142,776,581.67

Delinquent Receivables 30+ Days Past Due
Current Period	1.58%	398	2.10%	$2,998,701.64
1st Preceding Collection Period	1.78%	465	2.41%	$3,730,671.72
2nd Preceding Collection Period	1.77%	476	2.41%	$4,025,145.80
3rd Preceding Collection Period	1.71%	470	2.34%	$4,185,755.28
Four-Month Average	1.71%		2.32%

Repossession in Current Period		17		$189,043.08
Repossession Inventory		52		$157,584.00

Current Charge-Offs
Gross Principal of Charge-Offs				$135,021.73
Recoveries				$(152,717.34)
Net Loss				$(17,695.61)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.14%

Average Pool Balance for Current Period				$148,646,266.01

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.14%
1st Preceding Collection Period				0.86%
2nd Preceding Collection Period				0.24%
3rd Preceding Collection Period				-0.67%
Four-Month Average				0.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	13	2,274	$28,489,600.06
Recoveries	19	2,046	$(16,219,479.78)
Net Loss			$12,270,120.28
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	1	1,615	$12,345,996.79
Average Net Loss for Receivables that have experienced a Net Loss			$7,644.58

Principal Balance of Extensions			$391,033.25
Number of Extensions			40

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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